Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Liability [Abstract]
Derivative Liabilities

Note 14 – Derivative Liabilities

As discussed in Note 11 under Convertible Debentures, the Company issued convertible notes payable that provide for the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recognized current derivative liabilities of $1,582,282 and $482,674 at September 30, 2017 and December 31, 2016, respectively. The change in fair value of the derivative liabilities resulted in a loss of $528,633 and $238,679 for the nine months ended September 30, 2017 and 2016, respectively, which has been reported as other expense in the statements of operations. The loss of $528,633 for the nine months ended September 30, 2017 consisted of a loss of $475,016 attributable to the fair value of warrants and a net loss in market value of $53,617 on the convertible notes. The loss of $238,679 for the nine months ended September 30, 2016 consisted of a gain of $167 attributable to the fair value of warrants and a net loss in market value of $238,679 on the convertible notes.

The following presents the derivative liability value by instrument type at September 30, 2017 and December 31, 2016, respectively:

	September 30, 2017	December 31, 2016
Convertible debentures	$486,903	$462,489
Common stock warrants	1,095,379	20,185
	$1,582,282	$482,674

The following is a summary of changes in the fair market value of the derivative liability during the nine months ended September 30, 2017 and the year ended December 31, 2016, respectively:

Derivative
Liability
Total
Balance, December 31, 2015	$1,038,504
Increase in derivative value due to issuances of convertible promissory notes	261,796
Increase in derivative value attributable to issuance of warrants	7,400
Change in fair market value of derivative liabilities due to the mark to market adjustment	227,102
Debt conversions	(1,052,128)
Balance, December 31, 2016	$482,674
Increase in derivative value attributable to issuance of warrants	752,205
Change in fair market value of derivative liabilities due to the mark to market adjustment	528,633
Debt conversions and redemptions	(181,230)
Balance, September 30, 2017	$1,582,282

Key inputs and assumptions used to value the convertible debentures and warrants issued during the nine months ended September 30, 2017 and the year ended December 31, 2016:

●	Stock prices on all measurement dates were based on the fair market value and would fluctuate with projected volatility.
●	The warrant exercise prices ranged from $0.03 to $0.24, exercisable over 2 to 10 year periods from the grant date.
●	The holders of the securities would convert monthly to the ownership limit starting at 4.99% increasing by 10% per month.
●	The monthly trading volume would average below $2,740,072 in the period and would increase at 1% per month.
●	The holder would automatically convert the notes at maturity at the greater of 2 times the conversion price or stock price if the registration was effective and the Company was not in default.
●	An event of default for the convertible note would occur 0% of the time, increasing to 1% per month to a maximum of 5%.
●	Alternative financing for the convertible note would be initially available to redeem the note 0% of the time and increase monthly by 5% to a maximum of 50%.
●	The computed volatility was projected based on historical volatility.

Note 13 – Derivative Liabilities

As discussed in Note 10 under Convertible Debentures, the Company issued convertible notes payable that provide for the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recognized current derivative liabilities of $482,674 and $1,038,504 at December 31, 2016 and 2015, respectively. The change in fair value of the derivative liabilities resulted in a loss of $231,519 and a loss of $13,091 for the years ended December 31, 2016 and 2015, respectively, which has been reported as other income (expense) in the statements of operations. The loss of $231,519 for the year ended December 31, 2016 consisted of a loss of $4,417 due to the value in excess of the face value of the convertible notes, a loss of $17,604 attributable to the fair value of warrants and a net loss in market value of $209,498 on the convertible notes. The loss of $13,091 for the year ended December 31, 2015 consisted of a loss of $306,538 due to the value in excess of the face value of the convertible notes, a gain of $2,793 attributable to the fair value of preferred stock, a gain of $110,477 attributable to the fair value of warrants and a net gain in market value of $180,177 on the convertible notes.

The following presents the derivative liability value by instrument type at December 31, 2016 and 2015, respectively:

	December 31,	December 31,
	2016	2015
Convertible debentures	$462,489	$1,038,225
Common stock warrants	20,185	279
	$482,674	$1,038,504

The following is a summary of changes in the fair market value of the derivative liability during the years ended December 31, 2016 and 2015, respectively:

Derivative
Liability
Total
Balance, December 31, 2014	$1,417,187
Increase in derivative value due to issuances of convertible promissory notes	524,626
Change in fair market value of derivative liabilities due to the mark to market adjustment	13,091
Debt conversions	(916,400)
Balance, December 31, 2015	$1,038,504
Increase in derivative value due to issuances of convertible promissory notes	261,796
Increase in derivative value attributable to issuance of warrants	7,400
Change in fair market value of derivative liabilities due to the mark to market adjustment	227,102
Debt conversions	(1,052,128)
Balance, December 31, 2016	$482,674

Key inputs and assumptions used to value the convertible debentures and warrants issued during the years ended December 31, 2016 and 2015:

●	Stock prices on all measurement dates were based on the fair market value and would fluctuate with projected volatility.
●	The warrant exercise prices ranged from $0.03 to $0.18, exercisable over 2 to 10 year periods from the grant date.
●	The holders of the securities would convert monthly to the ownership limit starting at 4.99% increasing by 10% per month.
●	The monthly trading volume would reflect historical averages and would increase at 1% per month.
●	The holder would automatically convert the notes at maturity at the greater of 2 times the conversion price or stock price if the registration was effective and the Company was not in default.

●	An event of default for the convertible note would occur 0% of the time, increasing to 1% per month to a maximum of 5%.
●	Alternative financing for the convertible note would be initially available to redeem the note 0% of the time and increase monthly by 1% to a maximum of 10%.
●	The computed volatility was projected based on historical volatility.